Business and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2013
Business and summary of significant accounting policies [Abstract]
Principles of consolidation

Principles of consolidation:

The accompanying consolidated financial statements of Committed Capital Acquisition Corporation and Subsidiaries include the accounts of THE ONE GROUP, LLC ("THE ONE GROUP") and its subsidiaries, Little West 12th LLC ("Little West 12th" ), One-LA, L.P. ("One LA"), Bridge Hospitality, LLC ("Bridge"), STK-LA, LLC ("STK-LA"), WSATOG (Miami), LLC ("WSATOG"), STK Miami Service, LLC ("Miami Services"), STK Miami, LLC ("STK Miami"), Basement Manager, LLC ("Basement Manager"), JEC II, LLC ("JEC II"), One TCI Ltd. ("One TCI"), One Marks, LLC ("One Marks"), MPD Space Events LLC ("MPD"), One 29 Park Management, LLC ("One 29 Park Management"), STK-Midtown Holdings, LLC ("Midtown Holdings"), STK Midtown, LLC ("STK Midtown"), STKout Midtown, LLC ("STKout Midtown"), STK Atlanta, LLC ("STK Atlanta"), STK-Las Vegas, LLC ("STK Vegas"), One Atlantic City, LLC ("One Atlantic City"), Asellina Marks LLC ("Asellina Marks"), Heraea Vegas, LLC ("Heraea"), Xi Shi Las Vegas, LLC ("Xi Shi Las Vegas"), T.O.G (UK) Limited ("TOG UK"), Hip Hospitality Limited ("Hip Hospitality UK"), T.O.G (Aldwych) Limited ("TOG Aldwych"), CA (Aldwych) Limited ("CA Aldwych "), BBCLV, LLC ("BBCLV") and STK DC, LLC ("STK DC"). The entities are collectively referred to herein as the "Company" or "Companies," as appropriate, and are consolidated on the basis of common ownership and control. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments

Investments:

Investee companies that are not consolidated, but over which the Company exercises significant influence, are accounted for under the equity method of accounting. Under the equity method of accounting, an Investee company's accounts are not reflected within the Company's consolidated balance sheets and statements of operations and comprehensive (loss) income; however, the Company's share of the earnings or losses of the Investee company is reflected in the caption "Equity in loss of Investee companies" in the consolidated statements of operations and comprehensive loss. The Company's carrying value in an equity method Investee company is reflected in the caption "Investments" in the Company's consolidated balance sheets.

When the Company's carrying value in an equity method Investee company is reduced to zero, no further losses are recorded in the Company's consolidated financial statements unless the Company guaranteed obligations of the Investee company. When the Investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized. See Note 8 for names of entities accounted for under the equity method and the Company's percentage interest in such entities.

Fair value of financial instruments

Fair value of financial instruments:

The carrying amount of cash, receivables, accounts payable, accrued expenses, member loans and line of credit approximate fair value due to the immediate or short-term maturity of these financial instruments. The fair value of notes payable is determined using current applicable rates for similar instruments as of the balance sheet date and approximates the carrying value of such debt.

Cash and cash equivalents

Cash and cash equivalents:

The Company's cash and cash equivalents are defined as cash and short-term highly liquid investments with an original maturity of three months or less from the date of purchase. The Company's cash and cash equivalents consist of cash in banks as of December 31, 2013 and 2012.

Concentrations of credit risk

Concentrations of credit risk:

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and accounts receivable, which include credit card receivables. At times, the Company's cash may exceed federally insured limits. At December 31, 2013 and 2012, the Company has cash balances in excess of federally insured limits in the amount of approximately $11,147,927 and $352,482, respectively. Concentrations of credit risk with respect to credit card receivables are limited. Credit card receivables are anticipated to be collected within three business days of the transaction.

The Company closely monitors the extension of credit to its noncredit card customers while maintaining allowances for potential credit losses, if required. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts, if required, based on a history of past write-offs and collections and current credit considerations. The allowance for uncollectible accounts receivable totaled $164,004 at both December 31, 2013 and 2012. The determination of the allowance for uncollectible accounts receivable includes a number of factors, including the age of the accounts, past experience with the accounts, changes in collection patterns and general industry conditions.

As of December 31, 2013 and 2012, amounts owed from hotels accounted for approximately 66% and 65% of accounts receivable, respectively, and amounts owed from the landlord at STK Midtown accounted for approximately 11% and 6% of accounts receivable, respectively.

Noncontrolling interest

Noncontrolling interest:

Noncontrolling interest related to the Company's ownership interests of less than 100% is reported as noncontrolling interest in the consolidated balance sheets. The noncontrolling interest in the Company's earnings is reported as net loss attributable to the noncontrolling interest in the consolidated statements of operations and comprehensive loss.

Foreign currency translation

Foreign currency translation:

Assets and liabilities of foreign operations are translated into U.S. dollars at year end exchange rates and revenues and expenses are translated at average monthly exchange rates. Gains or losses resulting from the translation of foreign subsidiaries represent other comprehensive income (loss) and are accumulated as a separate component of stockholders' equity. Currency transaction gains or losses are recorded as other income (expense) in the consolidated statements of operations and comprehensive loss and amounted to $0 in both of the years ended December 31, 2013 and 2012.

Accounts receivable

Accounts receivable:

Accounts receivable is primarily comprised of normal business receivables such as credit card receivables, landlord contributions for construction, management and incentive fees and other reimbursable amounts due from hotel operators where the Company has a location, and are recorded when the products or services have been delivered or rendered at the invoiced amounts.

Inventory	Inventory: The Company's inventory consists of food, liquor and other beverages and is valued at the lower of cost, on a first-in first-out basis, or market.
Property and equipment

Property and equipment:

Property and equipment are stated at cost and depreciated using the straight-line method over estimated useful lives as follows:

Computer and equipment	5-7 years
Furniture and fixtures	5-7 years

Restaurant supplies are capitalized during initial year of operations. All supplies purchased subsequent are charged to operations as incurred. Leasehold improvements are amortized on the straight-line method over the lesser of the estimated useful life of the assets or the lease term. Costs of maintenance and repairs are charged to operations as incurred. Any major improvements and additions are capitalized.

Impairment of long-lived assets

Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing a review for impairment, the Company compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment has occurred, the loss would be recognized during that period. The impairment loss is calculated as the difference between the asset carrying values and the present value of estimated net cash flows or comparable market values. No impairment was recognized during the year ended December 31, 2013. In 2012, management determined that 100% of the property and equipment for BBCLV were impaired. An impairment charge of $5,059,495 is recorded in discontinued operations in the Company's consolidated statements of operations and comprehensive loss in 2012.

In 2012, management decided to close One Atlantic City and STKout Midtown due to continuing losses. As a result, certain assets were deemed impaired. An impairment charge of $74,057 is recorded in discontinued operations in the Company's consolidated statements of operations and comprehensive loss in 2012.

Deferred rent

Deferred rent:

Deferred rent represents the net amount of the excess of recognized rent expense over scheduled lease payments and recognized sublease rental income over sublease receipts. Deferred rent also includes the landlord's contribution towards construction (lease incentive), that will be amortized over the lease term. For rent expense, the Company straight lines the expense.

Pre-opening expenses	Pre-opening expenses: Costs of pre-opening activities are expensed as incurred.
Revenue recognition

Revenue recognition:

Revenue consists of restaurant sales, management, incentive and royalty fee revenues. The Company recognizes restaurant revenues when goods and services are provided. Revenue for management services (inclusive of incentive fees) are recognized when services are performed or earned and fees are billable. Royalty fees are recognized as revenue in the period the licensed restaurants' revenues are earned.

Deferred revenue

Deferred revenue:

Deferred revenue represents gift certificates outstanding and deposits on parties. The Company recognizes this revenue when the gift certificates are redeemed and/or the parties are held.

Taxes collected from customers	Taxes collected from customers: The Company accounts for sales taxes collected from customers on a net basis (excluded from revenues).
Income taxes

Income taxes:

For the year ended December 31, 2012 the Company was not a taxpaying entity for Federal or state income tax purposes. Accordingly, no Federal or state income tax expense had been recorded in the accompanying consolidated financial statements for that year. Income or loss of the Company was allocated to the members for inclusion in their individual income tax returns. The Company was however, liable for New York City unincorporated business tax for that year. In addition, four of the entities included in the consolidated financial statements are foreign entities (UK entities). These companies remain liable for local statutory taxes which have been provided for in the consolidated financial statements. In connection with the Merger, the Company became a corporation that is subject to Federal, state and local taxes.

The Company accounts for income taxes pursuant to the asset and liability method which requires deferred income tax assets and liabilities to be computed for temporary differences between the consolidated financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the temporary differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for income taxes in accordance with FASB ASC 740 "Accounting for Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis and net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. After an evaluation of the realizability of the Company's deferred tax assets, the Company increased its valuation allowance by $10,300,000 during 2013. See Note 11, "Incomes Taxes," for a further discussion of the Company's provision for income taxes.

The Company has no unrecognized tax benefits at December 31, 2013 and 2012. The Company's U.S. Federal, state and local income tax returns prior to fiscal year 2010 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. The Company's foreign income tax returns prior to fiscal year 2011 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company recognizes interest and penalties associated with uncertain tax positions as part of the income tax provision and includes accrued interest and penalties with the related tax liability in the consolidated balance sheets.

Advertising

Advertising:

The Company expenses the cost of advertising and promotions as incurred. Advertising expense included in continuing operations amounted to $1,462,165 and $1,614,090 in 2013 and 2012, respectively.

Comprehensive income (loss)

Comprehensive income (loss):

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The Company's other comprehensive income (loss) is comprised of foreign currency translation adjustments. The amount of other comprehensive income (loss) related to the foreign currency adjustment amounted to $61,494 and ($12,092) as of December 31, 2013 and 2012, respectively.

Net (loss) income per share

Net (loss) income per share:

Basic net income per share is computed using the weighted average number of common shares outstanding during the applicable period. Diluted net income per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential common stock. Potential common stock consists of shares issuable pursuant to stock options and warrants. For the years ended December 31, 2013 and 2012, respectively, all equivalent shares underlying options and warrants were excluded from the calculation of diluted loss per share because we had net losses presented and therefore equivalent shares would have an anti-dilutive effect.

Recent accounting pronouncements

Recent accounting pronouncements

In July 2013, the FASB issued amendments to FASB ASC Topic 740 "Income Taxes." The amendments provide further guidance to the balance sheet presentation of unrecognized tax benefits when a net operating loss or similar tax loss carryforwards, or tax credit carryforwards exist. The amendments will be effective for public entities for annual periods beginning after December 15, 2013. The Company is currently reviewing the implications of this amendment, but does not believe it will have a material impact on the consolidated results of operations or on the financial position.